Note 6 - Government Grants and Refundable Investment Tax Credits (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Government Grants And Refundable Investment Tax Credits [Abstract]
Revenue from Grants	$ 68,633	$ 274,254	$ 344,744
Investment Tax Credit	$ 42,804		$ 21,150